Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2028
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	999.97
Maximum Aggregate Offering Price	$ 399,988,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,238.16
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-266405) filed by Enbridge Inc. on July 29, 2022.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	999.65
Maximum Aggregate Offering Price	$ 599,790,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,827.85
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2035
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	998.18
Maximum Aggregate Offering Price	$ 898,362,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,539.22
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2054
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	969.13
Maximum Aggregate Offering Price	$ 339,195,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 51,930.83
Offering Note	See Footnote 1.